Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

9. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	At December 31,
	2025	2024	2023
	(in Euros)
Value Added Tax (VAT)	€685,630	€698,735	€1,170,634
Research and development tax credit	600,000	749,676	833,000
Advances payments to suppliers	16,373	35,991	34,108
Other current assets	337,438	210,830	64,664
Other prepaids	190,921	117,994	378,148
Total	€1,830,362	€1,813,226	€2,480,554

Value Added Tax (VAT) receivable is linked to purchases. Italian VAT (Imposta sul Valore Aggiunto) applies to the supply of goods and services carried out in Italy by entrepreneurs, professionals, or artists and on imports carried out by anyone. Intra-Community acquisitions are also subject to VAT under certain situations. The Italian standard VAT rate for 2025, 2024, and 2023 was 22%. Reduced rates are provided for specifically listed supplies of goods and services. The VAT receivable is carried forward indefinitely and does not expire.

During the year ended December 31, 2025, the Company received a short-term VAT refund amounting to approximately €868,000.

The Company reclassified to other non-current assets a portion of the VAT receivable, which is expected to be realized beyond 12 months.

Tax credits on research and development represent a special tax relief offered to Italian companies operating in the research and development sector and can be used to offset most taxes payable. The Company has a total research and development tax credit available to be used of approximately €3.0 million at December 31, 2025, €3.8 million at December 31, 2024, and €4.1 million at December 31, 2023, which can be carried forward indefinitely and do not expire. However, in light of the Company’s current stage of operations and the uncertainties affecting its near-term outlook, management reassessed the recoverability of the tax credit for purposes of the consolidated financial statements prepared in accordance with U.S. GAAP. As a result of this reassessment, and applying a conservative approach, the Company recognized a receivable balance of €1.9 million, representing management’s best estimate of the portion of the tax credit that is expected to be utilized in future periods beyond December 31, 2025. This estimate takes into account the impact of recent fundraising activities, which have extended the Company’s liquidity horizon.

During the 12-month period ended December 31, 2025, 2024, and 2023, the Company utilized approximately €1.1 million, €750,000, and €732,000 to offset certain social contributions and taxes payable. The benefit recorded for the 12-months ended December 31, 2025, 2024, and 2023, to offset research and development expenses was approximately €2.2 million, €0.5, and €0.4, million respectively. The increase in the benefit recorded for the year ended December 31, 2025 compared to the prior year primarily reflects management’s reassessment of the recoverability of the related tax credits, based on updated projections and recent financing activities.

Advance payments to suppliers at December 31, 2025, 2024, and 2023, mainly relate to R&D operating services.

Other current assets at December 31, 2025, primarily relate to the recognition of an accrued receivable of approximately €0.3 million under the BNY revenue sharing program.

Other current assets at December 31, 2024, mainly relate to interest maturing on investment in marketable securities and the allowance for corporate equity (“ACE”) of approximately €180,000 that were subsequently collected in 2025.

Other current assets at December 31, 2023, mainly relate to interests maturing on investment in marketable securities.

At December 31, 2025 and 2024, other prepaids refer to accrual adjustments for services that have already been fully invoiced and paid, but whose economic usefulness is distributed over multiple periods beyond the current closing period. These costs mainly concern IT services, licenses, insurance, and manufacturing activities.

At December 31, 2023, Other prepaid expenses mainly relate to the directors and officers (“D&O”) insurance policy paid in December 2023 of approximately €0.2 million.